Nature of the Business - Liquidity (Details) $ in Millions			12 Months Ended
	Jul. 14, 2026 USD ($)	Jul. 14, 2025 shares	Dec. 31, 2025 USD ($)
Class of Stock [Line Items]
Reverse stock split ratio		0.08	0.08
Reverse stock split shares | shares		0
Cash, cash equivalents and marketable securities			$ 41.8
Avere Therapeutics, Inc. | Subsequent Event
Class of Stock [Line Items]
Aggregate purchase price	$ 320.0